American Century Municipal Trust

PROSPECTUS SUPPLEMENT

TAX-FREE MONEY MARKET FUND * LIMITED-TERM TAX-FREE FUND
LONG-TERM TAX-FREE FUND * TAX-FREE BOND FUND * HIGH-YIELD MUNICIPAL FUND

Supplement dated January 23, 2002 * Prospectus dated October 1, 2001

SPECIAL MEETING OF SHAREHOLDERS

AT A SPECIAL MEETING OF SHAREHOLDERS HELD ON NOVEMBER 16, 2001, SHAREHOLDERS
APPROVED THE FOLLOWING PROPOSAL. THE CHANGE WAS EFFECTIVE DECEMBER 3, 2001.

          Shareholders of the Long-Term Tax-Free Fund ("Long-Term Tax-Free")
          approved the transfer of substantially all of the fund's assets and liabilities to the American Century Tax-Free Bond Fund ("Tax-Free
          Bond") in exchange for shares of Tax-Free Bond. Tax-Free Bond has investment objectives and strategies that are substantially similar to the investment objectives and strategies of Long-Term Tax-Free. The total expense ratio of Tax-Free Bond is expected to be lower than the total expense ratio of Long-Term Tax-Free.

          Long-Term Tax-Free shareholders will receive shares of Tax-Free Bond on a tax-free basis in exchange for their shares of Long-Term
          Tax-Free. The value of a shareholder's account will not change as a result of the transaction.

The following replaces the first sentence in the first paragraph under "How does the fund pursue its investment objectives?" on page 7 of the Investor Class
Prospectus.

          The fund managers will invest at least 80% of the fund's assets in cash-equivalent, HIGH-QUALITY DEBT SECURITIES with interest payments exempt from federal income tax.

The following replaces the first sentence in the first paragraph under "How do the funds pursue their investment objectives?" on page 8 of the Investor Class
Prospectus.

          The fund managers buy quality debt securities and will invest at least
          80% of each fund's assets in debt securities with interest payments exempt from federal income tax.

The following replaces the third sentence in the second paragraph under "How do the funds pursue their investment objectives?" on page 8 of the Investor Class
Prospectus.

          No more than 20% of the funds' assets may be invested in these securities.

The following is added as a callout on page 10 of the Investor Class Prospectus and page 5 of the C Class Prospectus.

          A municipal security is a debt obligation issued by or on behalf of a state, its political subdivisions, agencies or instrumentalities, the
          District of Columbia or a U.S. territory or possession.

The following replaces the first sentence in the first paragraph under "How does the fund pursue its investment objectives?" on page 10 of the Investor Class
Prospectus and page 5 of the C Class Prospectus.

          The fund managers invest at least 80% of the fund's assets in long-
          and intermediate-term municipal securities with interest payments exempt from federal income tax.

The following replaces the first sentence in the third paragraph under "How does the fund pursue its investment objectives?" on page 10 of the Investor Class
Prospectus and page 5 of the C Class Prospectus.

          The fund managers seek to invest in securities that will result in a high yield for the fund. To accomplish this, the fund managers buy securities that are rated below investment grade, including so-called junk bonds and bonds that are in technical or monetary default.

                                                         Continued on next page

The following replaces the fifth paragraph under "The Fund Management Team" on page 16 of the Investor Class Prospectus.

          ALAN KRUSS

          Mr. Kruss, Portfolio Manager, has been a member of the team that manages Tax-Free Money Market since he joined American Century in
          1997. He has a bachelor's degree in finance from San Francisco State
          University.

SH-SPL-28730  0201

American Century Municipal Trust

PROSPECTUS SUPPLEMENT

FLORIDA MUNICIPAL MONEY MARKET * FLORIDA MUNICIPAL BOND FUND
ARIZONA MUNICIPAL BOND FUND

Supplement dated January 23, 2002 * Prospectus dated October 1, 2001

The following is added as a callout on pages 7, 8 and 9 of the Investor Class
Prospectus.

          A municipal security is a debt obligation issued by or on behalf of a state, its political subdivisions, agencies or instrumentalities, the
          District of Columbia or a U.S. territory or possession.

The following replaces the first sentence in the first paragraph under "How does the fund pursue its investment objectives?" on page 7 of the Investor Class
Prospectus.

          The fund managers will invest at least 80% of the fund's assets in municipal securities that are cash-equivalent, high-quality debt securities with interest payments exempt from regular federal income tax and the Florida intangibles personal property tax.

The following replaces the first sentence in the first paragraph under "How does the fund pursue its investment objectives?" on page 8 of the Investor Class
Prospectus.

          The fund managers buy quality debt securities, and will invest at least 80% of the fund's assets in municipal securities with interest payments exempt from regular federal income tax and the Florida intangibles personal property tax.

The following replaces the first sentence in the first paragraph under "How does the fund pursue its investment objectives?" on page 9 of the Investor Class
Prospectus.

          The fund managers buy quality debt securities, and will invest at least 80% of the fund's assets in municipal securities with interest payments exempt from regular federal and Arizona income taxes.

The following replaces the third paragraph under "The Fund Management Team" on page 14 of the Investor Class Prospectus.

          ALAN KRUSS

          Mr. Kruss, Portfolio Manager, has been a member of the team that manages Florida Municipal Money Market since he joined American
          Century in 1997. He has a bachelor's degree in finance from San
          Francisco State University.

SH-SPL-28729   0201